Other reserves	12 Months Ended
Dec. 31, 2023
Other reserves
Other reserves

22Other reserves

				Share‑based
	Capital	Merger	Statutory	compensation	Other
	reserve	reserve	reserve	reserve	reserve	Total
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
	Note (a)	Note (b)	Note (c)	Note (d)	Note (e)
At 1 January 2021	707,510	(10,000)	42,777	194,715	(64,647)	870,355
Translation of foreign operations	—	—	—	—	574	574
Further acquisition of interests in a subsidiary (Note 31)	380	—	—	—	(935)	(555)
Partial disposal of interests in a subsidiary without loss of control (Note 31)	—	—	—	—	3,575	3,575
Share-based payment reserve	—	—	—	35,462	—	35,462
At 31 December 2021	707,890	(10,000)	42,777	230,177	(61,433)	909,411

At 31 December 2021 and 1 January 2022	707,890	(10,000)	42,777	230,177	(61,433)	909,411
Translation of foreign operations	—	—	—	—	(665)	(665)
Revaluation of investment properties upon transfer from property, plant and equipment	—	—	—	—	5,964	5,964
Deregister of subsidiary	17	—	—	—	—	17
Partial disposal of interests in a subsidiary without loss of control (Note 31)	—	—	—	—	(2,613)	(2,613)
Issuance of shares	94,153	—	—	—	(144)	94,009
Transaction costs related to issuance of shares	(5,128)	—	—	—	—	(5,128)
Share-based payment reserve	—	—	—	27,515	—	27,515
At 31 December 2022	796,932	(10,000)	42,777	257,692	(58,891)	1,028,510

At 31 December 2022 and 1 January 2023	796,932	(10,000)	42,777	257,692	(58,891)	1,028,510
Translation of foreign operations	—	—	—	—	(790)	(790)
Revaluation of investment properties	—	—	—	—	(1,498)	(1,498)
Disposal of subsidiary	—	—	(5)	—	—	(5)
Share-based payment reserve	—	—	—	7,500	—	7,500
Addition of paid-in capital	170,001	—	—	—	—	170,001
Convertible note convert into shares	24,417	—	—	—	—	24,417
At 31 December 2023	991,350	(10,000)	42,772	265,192	(61,179)	1,228,135

(a)	Capital reserve

The capital reserve mainly represents capital contribution made by an owner and shareholders of the Company.

22Other reserves (Continued)

(b)Merger reserve

Merger reserve is mainly attributable to business combinations under common control.

(c)Statutory reserve

In accordance with the PRC regulations and the articles of association of the companies now comprising the Group, before distributing the net profit of each year, companies registered in the PRC are required to set aside 10% of their statutory net profit for the year after offsetting any prior year’s losses as determined under relevant PRC accounting standards to the statutory surplus reserve fund. When the balance of such reserve reaches 50% of each company’s share capital, any further appropriation is optional.

(d)Share-based compensation reserve

For the year ended 31 December 2022, share-based compensation expenses amounting to RMB27,515,000 was charged to share-based compensation reserve (Note 32), which was attributable to share options which were granted to certain consultants and employees of the Group in previous years.

For the year ended 31 December 2023, share-based compensation expenses amounting to RMB4,226,000 was charged to share-based compensation reserve (Note 32).

(e)Other reserve

Other reserve mainly represents the currency translation differences and loss on the conversion of property, plant and equipment to investment properties.